Summary of Significant Accounting Policies - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 02, 2019	Jul. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Summary of Significant Accounting Policies
Operating cash				$ 4,182,004	$ 4,182,004	$ 2,114,670
Maximum percentage of trust fund for aggregate loan principal						10.00%
Federal Depository Insurance Coverage						$ 250,000
Transfer of assets from level 1 to level 2		$ 0	$ 0	0	0	0
Transfer of assets from level 2 to level 1		0	0	0	0	0
Transfers to / from Level 3	$ 0	$ 0	$ 0	$ 0		0
Accretion of dividend related to allocation of fair value					$ (11,883,910)	$ (1,665,842)